2. GOING CONCERN	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Notes to Financial Statements
2. GOING CONCERN

The accompanying unaudited condensed consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the U.S. which contemplate the continuation of the Company as a going concern. The Company has a net loss of $1,558,185 for the three months ended June 30, 2017 and net income of $3,402,623 for the six months ended June 30, 2017. Although the Company had net income for the six months ended June 30, 2017, it was primarily due to a change in the fair value of the warrant liability. Furthermore, the Company has recorded accumulated deficit of $96,409,581 as of June 30, 2017. The Company has a working capital deficit of $ 18,481,195 and therefore does not have adequate capital to fund its obligations as they come due or to maintain or develop its operations. The Company is dependent upon funds from private investors and support of certain stockholders. If the Company is unable to obtain funding from these sources within the next 12 months, it could be forced to liquidate.

These factors raise substantial doubt about the ability of the Company to continue as a going concern. The condensed consolidated financial statements do not include any adjustments that might result from the outcome of these uncertainties. In this regard, management is planning to raise any necessary additional funds through loans and additional issuance of its Common Stock, securities convertible into our Common Stock, debt securities or a combination of such financing alternatives. There is no assurance that the Company will be successful in raising additional capital. Such issuances of additional securities would further dilute the equity interests of our existing shareholders, perhaps substantially. The Company currently has the rights to several scripts that it intends to obtain financing to produce during 2017 and 2018 and release starting in 2018. It expects to earn a producer and overhead fee for each of these productions. There can be no assurances that such productions will be released or fees will be realized in future periods. With the acquisition of 42West, the Company is currently exploring opportunities to expand the services currently being offered by 42West to the entertainment community and reducing expenses by identifying certain costs that can be combined with the Company’s. There can be no assurance that the Company will be successful in selling these services to clients or reducing expenses.

The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which contemplate the continuation of the Company as a going concern. The Company has incurred net losses of $37,189,679 and $8,836,362, respectively for the years ended December 31, 2016 and 2015. The Company has generated negative cash flows from operations for the years ended December 31, 2016 and 2015 of $14,922,444 and $7,065,502 respectively. Further, the Company has a working capital deficit for the years ended December 31, 2016 and 2015 of $31,424,129 and $43,340,901, respectively, that is not sufficient to maintain or develop its operations, and it is dependent upon funds from private investors and the support of certain stockholders.

These factors raise substantial doubt about the ability of the Company to continue as a going concern. The consolidated financial statements do not include any adjustments that might result from the outcome of these uncertainties. In this regard, management is planning to raise any necessary additional funds through loans and additional issuance of its Common Stock. There is no assurance that the Company will be successful in raising additional capital. If the Company is unable to obtain additional funding from these sources within the next twelve months, it could be forced to liquidate. On February 16, 2017, the Company sold 50,000 shares of its Common Stock for $10.00 per share. During 2017, it has also received loans from its CEO in the amount of $420,000. On April 10, 2017, the Company signed two promissory notes with one debtholder for an aggregate amount of $300,000. The promissory notes bear interest at 10.00% per annum and have a maturity date of October 10, 2017. The Company currently has the rights to several scripts that it intends to obtain financing to produce and release during 2017 and 2018. It expects to earn a producer and overhead fee for each of these productions. There can be no assurances that such productions will be released or fees will be realized in future periods. The Company is currently working on producing a variety of digital projects which it intends to fund through private investors on a project basis. There can be no assurances that income from future digital projects will be realized in future periods.

On March 30, 2017, the Company acquired 42West LLC, a limited liability company incorporated in the State of Delaware. 42West is an entertainment public relations agency offering talent publicity, strategic communications and entertainment content marketing. The Company expects to derive revenues from this wholly owned subsidiary and will seek to identify additional revenue streams from the combined companies. See Note 21 for further discussion.